Medical insurance plans (Detail 12.3) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Medical Insurance Plans [Line Items]
Total gains / (losses) recognized in other comprehensive income, before tax		SFr 277	SFr (876)	SFr 322
Post-employment medical insurance plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Medical Insurance Plans [Line Items]
Remeasurement of post-employment benefit obligation		1	(13)
Total gains / (losses) recognized in other comprehensive income, before tax	[1]	1	(13)	(3)
UK plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Medical Insurance Plans [Line Items]
Remeasurement of post-employment benefit obligation		1	(6)
Total gains / (losses) recognized in other comprehensive income, before tax		1	(6)	6
US plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Medical Insurance Plans [Line Items]
Remeasurement of post-employment benefit obligation		0	(7)
Total gains / (losses) recognized in other comprehensive income, before tax		0	(7)	(9)
UBS AG
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Medical Insurance Plans [Line Items]
Total gains / (losses) recognized in other comprehensive income, before tax		299	(876)	322
UBS AG | Post-employment medical insurance plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Medical Insurance Plans [Line Items]
Remeasurement of post-employment benefit obligation		1	(13)
Total gains / (losses) recognized in other comprehensive income, before tax	[1]	1	(13)	(3)
UBS AG | UK plan
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Medical Insurance Plans [Line Items]
Remeasurement of post-employment benefit obligation		1	(6)
Total gains / (losses) recognized in other comprehensive income, before tax		1	(6)	6
UBS AG | US plans
Other Comprehensive Income Before Tax Gains Losses On Remeasurements Of Defined Benefit Medical Insurance Plans [Line Items]
Remeasurement of post-employment benefit obligation		0	(7)
Total gains / (losses) recognized in other comprehensive income, before tax		SFr 0	SFr (7)	SFr (9)

[1]	Refer to Note 26b for more information.